CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 6,773
Accounts receivable, net of allowance for doubtful accounts of $5 at September 30, 2011 and December 31, 2010	348	239
Inventory, net	45	12
Other current assets	66	57
Total Current Assets	7,232	411
Property and equipment, net	18	19
Other assets	58	58
Intangible assets, net of accumulated amortization	63	78
Goodwill	3,416	3,416
Total Assets	10,787	3,982
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	1,103	1,161
Deferred revenue	1,066	1,073
Billings in excess of costs and estimated earnings on uncompleted contracts		241
Accrued expenses	2,005	1,822
Secured note payable, net of discount
Additional financing obligation
Notes payable to related parties	110	110
Total Current Liabilities	4,284	4,407
Convertible secured notes payable, net of discount		1,427
Derivative liabilities	11,824	15,653
Pension obligation	391	401
Total Liabilities	16,499	21,888
Shareholders' deficit:
Series B convertible redeemable preferred stock, $0.01 par value; designated 750,000 shares, 389,400 shares issued, and 239,400 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $772 and $734 at September 30, 2011 and December 31, 2010, respectively	2	2
Series C convertible preferred stock, $0.01 par value; designated 3,500 shares, 2,500 shares issued, and 2,200 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $3,087 and $2,956 at September 30, 2011 and December 31, 2010, respectively
Series D convertible preferred stock, $0.01 par value; designated 3,000 shares, 2,310 shares issued, and 2,085 shares outstanding at September 30, 2011 and December 31, 2010; liquidation preference $2,792 and $2,660 at September 30, 2011 and December 31, 2010, respectively
Common stock, $0.01 par value, 50,000,000 shares authorized; 26,334,766 and 23,845,481 shares issued at September 30, 2011 and December 31, 2010, respectively, and 26,328,062 and 23,838,777 shares outstanding at September 30, 2011 and December 31, 2010, respectively	679	237
Additional paid in capital	101,720	85,186
Treasury stock, at cost - 6,704 shares	(64)	(64)
Accumulated other comprehensive loss	(65)	(62)
Accumulated deficit	(107,984)	(103,205)
Total Shareholders' deficit	(5,712)	(17,906)
Total Liabilities and Shareholders' Deficit	$ 10,787	$ 3,982